SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Short-term and long-term debt	SHORT-TERM AND LONG-TERM DEBT
Short and long-term debt for the company as of December 31, 2025 and 2024, is detailed in the table below:

(in thousands of $)	2025	2024
U.S. dollar denominated floating rate debt
Flex Resolute $150 Million Facility	—	134,211
$320 Million Sale and Leaseback	—	268,576
$66 million term tranche under the Flex Enterprise $150 Million Facility	34,391	44,217
$140 million term tranche under the $290 Million Facility	100,054	114,579
$90 million term tranche under the $270 Million Facility	73,658	90,000
$330 Million Sale and Leaseback	279,000	296,000
Flex Rainbow $180 Million Sale and Leaseback (1)	155,966	165,218
Flex Endeavour $160 Million Sale and Leaseback(1)	150,292	158,190
Flex Courageous $175 Million Sale and Leaseback(1)	171,325	—
Flex Resolute $175 Million Sale and Leaseback(1)	173,604	—
Flex Constellation $180 Million Facility	177,500	—
Total U.S. dollar floating rate debt	1,315,790	1,270,991

U.S. dollar denominated fixed rate debt
Flex Volunteer Sale and Leaseback	131,143	138,656
Total U.S. dollar denominated fixed rate debt	131,143	138,656

U.S. dollar denominated revolving credit facilities
$150 million revolving tranche under the $290 Million Facility	150,000	150,000
$180 million revolving tranche under the $270 Million Facility	180,000	180,000
$84 million revolving tranche under the Flex Enterprise $150 Million Facility	83,675	83,675
Total U.S. dollar denominated revolving credit facilities	413,675	413,675

Total debt	1,860,608	1,823,322
Less
Current portion of debt	(111,614)	(108,906)
Long-term portion of debt issuance costs	(10,416)	(10,887)
Long-term debt	1,738,578	1,703,529
(1) These sale and leaseback agreements are comprised of a fixed rate of interest and a floating element based on Term SOFR, plus a margin.
Capital commitments relating to our long-term debt obligations as of December 31, 2025 are detailed in the table below:

(in thousands of $)
2026	111,614
2027	113,793
2028	116,104
2029	389,203
2030	268,605
Thereafter	861,289
Total	1,860,608
Flex Courageous $175 Million Sale and Leaseback
In May 2025, we signed a sale and leaseback agreement with an Asian-based lease provider for the vessel, Flex Courageous, or the Flex Courageous $175 Million Sale and Leaseback. Under the terms of the agreement, the vessel was sold for a consideration of $175.0 million, with a bareboat charter back of approximately 10 years. The bareboat lease is comprised of a fixed interest element and a floating interest element based on Term SOFR, plus a margin. We have the first option to terminate the lease and repurchase the vessel at a fixed price after approximately 7 years. We repaid the full amount outstanding for Flex Courageous under the $320 Million Sale and Leaseback.

Flex Constellation $180 Million Facility
In July 2025, we signed a $180.0 million term loan facility in respect of Flex Constellation, or the Flex Constellation $180 Million Facility. The new facility was drawn down on September 17, 2025. The Flex Constellation $180 Million Facility has a 15.5 year tenor and an interest rate of SOFR plus a margin of 165 basis points. In August 2025, we prepaid the full amount outstanding relevant to Flex Constellation, under the $320 Million Sale and Leaseback facility. Following this repayment, the $320 Million Sale and Leaseback facility is repaid in full.

Flex Resolute $175 Million Sale and Leaseback
In August 2025, we signed a $175.0 million sale and leaseback agreement with an Asian-based lease provider for Flex Resolute, or the Flex Resolute $175 Million Sale and Leaseback. Under the terms of the agreement, the vessel was sold for a consideration of $175.0 million, with a bareboat charter back of approximately 10 years. The bareboat lease is comprised of a fixed interest element and a floating interest element based on term SOFR, plus a margin. The Company has the first option to terminate the lease and repurchase the vessel at a fixed price after approximately 7 years. In September 2025, the Company repaid the full amount outstanding under the Flex Resolute $150 Million Facility.

Loan covenants

Certain of our financing agreements discussed above, have, amongst other things, the following financial and vessel covenants, as amended or waived, which are tested quarterly, the most stringent of which require us (on a consolidated basis) to maintain:

• a book equity ratio of minimum 0.20 to 1.0;

• a positive working capital;

• minimum liquidity, including undrawn credit lines with a remaining term of at least 6 months, being the higher of: (i) $25 million; and (ii) an amount equal to five percent of our total interest bearing financial indebtedness net of any cash and cash equivalents; and

•collateral maintenance test, ensuring that the aggregate value of the vessels making up the facility in question exceeds the aggregate value of the debt commitment outstanding.

As of December 31, 2025, all financial covenants have been met accordingly.